Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 697,260	$ 757,765	$ 765,506	$ 827,378	$ 704,065	$ 699,398	$ 836,403	$ 786,257	$ 3,047,909	$ 3,026,123
Stock-based compensation expense									90,163	90,163
Net cash provided by operating activities									4,245,675	3,207,438
Investing Activity
Net cash provided by investing activities									(4,594,248)	(2,449,632)
Financing Activities
Dividends paid									(2,440,380)	(565,995)
Stock repurchase									(127,118)	(765,311)
Exercise of stock options									211,775	386,790
Net cash used in financing activities									9,155,065	(6,266,012)
Net Change in Cash and Cash Equivalents									8,806,492	(5,508,206)
Cash and Cash Equivalents, Beginning of Year				4,103,432				9,611,638	4,103,432	9,611,638
Cash and Cash Equivalents, End of Year	12,909,924				4,103,432				12,909,924	4,103,432
Parent Company
Operating Activities
Net income									3,047,909	3,026,123
Items not providing cash, net									(762,295)	(1,238,685)
Stock-based compensation expense									90,163	90,163
Change in other assets and liabilities, net									(53,487)	(17,617)
Net cash provided by operating activities									2,322,290	1,859,984
Investing Activity
Loan payment from subsidiary									39,159	37,879
Net cash provided by investing activities									39,159	37,879
Financing Activities
Dividends paid									(2,440,380)	(565,995)
Stock repurchase									(127,118)	(765,311)
Exercise of stock options									211,775	386,790
Net cash used in financing activities									(2,355,723)	(944,516)
Net Change in Cash and Cash Equivalents									5,726	953,347
Cash and Cash Equivalents, Beginning of Year				$ 4,800,526				$ 3,847,179	4,800,526	3,847,179
Cash and Cash Equivalents, End of Year	$ 4,806,252				$ 4,800,526				$ 4,806,252	$ 4,800,526